Capital Assets (Impairment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tangible Asset Impairment Charges [Abstract]
Impaired Capital Asset, Details		Impairment In the prior year, certain processing equipment previously employed at a construction and demolition processing facility in the Company’s North segment was identified as having no future use. A combination of factors led to this conclusion, including the available market for the end product generated by the processing equipment, coupled with the Company’s inability to successfully operate the equipment at an acceptable rate of return, which was partially attributable to the supply of wood waste materials in the market of operation. The Company estimated the fair value of the processing equipment at its estimated proceeds from sale less cost to sell. The resulting impairment loss was $4,066 which was recorded to amortization expense on the statement of operations and comprehensive income or loss for the year ended December 31, 2014. To estimate the equipment’s fair value, the Company solicited quotes and information from third parties who are in the business of removing and disposing of machinery of this kind.
Impaired Capital Asset, Amount	$ 0	$ 4,066,000